FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKILN PARKWAY
                            SAN MATEO, CA 94403-1906


December 3, 2004


Filed Via EDGAR (CIK #0000083293)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN GOLD AND PRECIOUS METALS FUND
           File Nos. 2-30761 and 811-01700

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2004.


Sincerely yours,

FRANKLIN GOLD AND PRECIOUS METALS FUND



/s/David P. Goss
Associate General Counsel



DPG:cd

cc:   Bruce G. Leto, Esq.